Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 115 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX___	immediately upon filing pursuant to paragraph (b) of Rule 485
______	on (date), pursuant to paragraph (b) of Rule 485
______	60 days after filing pursuant to paragraph (a)(1) of Rule 485
______	on (date) pursuant to paragraph (a)(1) of Rule 485
______	75 days after filing pursuant to paragraph (a)(2) of Rule 485
______	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This filing relates to the Series and share classes in the Registrant's Class A and Class C prospectus, Class
J prospectus, and Institutional Class prospectus, each dated June 13, 2012 (as filed on June 13, 2012, SEC
Accession No. 0001144204-12-034634), and is filed for the purpose of submitting interactive data files.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the
Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Des Moines and State of Iowa, on the 27th day of June, 2012.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

______________________________	Chairman of the Board	June 27, 2012
R. C. Eucher

/s/ N. M. Everett
______________________________	President, Chief Executive	June 27, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
______________________________	Vice President, Controller and	June 27, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

/s/ M. J. Beer
______________________________	Executive Vice President	June 27, 2012
M. J. Beer	and Director

(E. Ballantine)*
______________________________	Director	June 27, 2012
E. Ballantine

(L. T. Barnes)*
______________________________	Director	June 27, 2012
L. T. Barnes

(K. Blake)*
______________________________	Director	June 27, 2012
K. Blake

(C. Damos)*
______________________________	Director	June 27, 2012
C. Damos

(R. W. Gilbert)*
______________________________	Director	June 27, 2012
R. W. Gilbert

(M. A. Grimmett)*
______________________________	Director	June 27, 2012
M. A. Grimmett

(F. S. Hirsch)*
______________________________	Director	June 27, 2012
F. S. Hirsch

(T. Huang)*
______________________________	Director	June 27, 2012
T. Huang

(W. C. Kimball)*
______________________________	Director	June 27, 2012
W. C. Kimball

(B. A. Lukavsky)*
______________________________	Director	June 27, 2012
B. A. Lukavsky

(D. Pavelich)*
______________________________	Director	June 27, 2012
D. Pavelich

/s/ M. J. Beer
By	______________________________
M. J. Beer
Executive Vice President and Director
*	Pursuant to Powers of Attorney
Previously filed

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document